SUPPLEMENT TO THE FIDELITY DESTINY PORTFOLIOS:
DESTINY I - CLASS O AND DESTINY II - CLASS O
NOVEMBER 26, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page F-18.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements similar information found in the "Fund Management" section on page F-18.

(small solid bullet) Fidelity Investments Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

The following information replaces similar information found in the "Fund Management" section beginning on page F-18.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

   Effective February 1, 2000, the following information replaces similar information found in the "Fund Management" section beginning on page F-18.

   Karen Firestone is vice president and manager of Destiny I, which she has managed since February 2000. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Firestone has worked as an analyst and manager.

SUPPLEMENT TO THE FIDELITY DESTINY PORTFOLIOS:
DESTINY I - CLASS N AND DESTINY II - CLASS N
NOVEMBER 26, 1999
PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page F-18.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements similar information found in the "Fund Management" section on page F-18.

(small solid bullet) Fidelity Investments Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

The following information replaces similar information found in the "Fund Management" section beginning on page F-18.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

   Effective February 1, 2000, the following information replaces similar information found in the "Fund Management" section beginning on page F-18.

   Karen Firestone is vice president and manager of Destiny I, which she has managed since February 2000. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Firestone has worked as an analyst and manager.

SUPPLEMENT TO THE FIDELITY DESTINY PORTFOLIOS:
DESTINY I - CLASS O AND DESTINY II - CLASS O
NOVEMBER 26, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page F-18.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements similar information found in the "Fund Management" section on page F-18.

(small solid bullet) Fidelity Investments Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

The following information replaces similar information found in the "Fund Management" section beginning on page F-18.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

   Effective February 1, 2000, the following information replaces similar information found in the "Fund Management" section beginning on page F-18.

   Karen Firestone is vice president and manager of Destiny I, which she has managed since February 2000. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Firestone has worked as an analyst and manager.

SUPPLEMENT TO THE FIDELITY DESTINY PORTFOLIOS:
DESTINY I - CLASS N AND DESTINY II - CLASS N
NOVEMBER 26, 1999
PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page F-18.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements similar information found in the "Fund Management" section on page F-18.

(small solid bullet) Fidelity Investments Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

The following information replaces similar information found in the "Fund Management" section beginning on page F-18.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

   Effective February 1, 2000, the following information replaces similar information found in the "Fund Management" section beginning on page F-18.

   Karen Firestone is vice president and manager of Destiny I, which she has managed since February 2000. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Firestone has worked as an analyst and manager.